TRADE PAYABLES	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
TRADE PAYABLES	NOTE 16 – TRADE PAYABLES

	As of December 31,
	2018	2017

Suppliers	6,137	7,258
Advanced payments from customers	291	—
Expenses accrual	11,150	4,382
TOTAL	17,578	11,640